Acquisition	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisition

Note 14 – Acquisition

Acquisitions during the period were accounted in accordance with Accounting Standards Codification (ASC) No. 805, Business Combinations, and the results of operations of each acquisition have been included in the Company’s consolidated results of operations from the respective date of the acquisition.

While management uses its best estimates and assumptions as part of the purchase price allocation process to value assets acquired and liabilities assumed at the business combination date, its estimates and assumptions are subject to refinement. As a result, during the preliminary purchase price allocation period, which may be up to one year from the business combination date, the Company may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. The Company records adjustments to assets acquired or liabilities assumed subsequent to the purchase price allocation period in its operating results in the period in which the adjustments were determined.

The total purchase price allocated to the tangible assets acquired is assigned based on the fair values as of the date of the acquisition. The fair value assigned to identifiable intangible assets acquired is determined using the income approach which discounts expected future cash flows to present value using estimated assumptions determined by management. The Company believes that these identified intangible assets will have no residual value after their estimated economic useful lives. The identifiable intangible assets are subject to amortization on a straight-line basis as this best approximates the benefit period related to these assets.

The excess of the purchase price over the identified tangible and intangible assets, less liabilities assumed, is recorded as goodwill and primarily reflects the value of the synergies expected to be generated from combining the Company’s and the acquired entities’ operations.

Eastern Space Systems (ESS)

On April 29, 2015 the Company has acquired 100% Eastern Space Systems (ESS) in Romania, a privately held provider of content management and distribution services and related consulting services. The Company will take over the day-to-day operations, providing extensive customer service, engineering, technological expertise and sales support to all existing ESS Romania customers.

The newly acquired business is expected to provide further synergies for RR Media with additional customer and revenue opportunities anticipated from this acquisition.

The initial accounting for the business combination is not complete because the evaluations necessary to assess the fair values of certain net assets acquired and the amount of goodwill to be recognized are still in process. The provisional amounts are subject to revision until the evaluations are completed to the extent that additional information is obtained about the facts and circumstances that existed as of the acquisition date. Any changes to the fair value assessments will affect the acquisition-date fair value of goodwill.

The purchase price of ESS includes a component of a contingent consideration. The fair value of the contingent consideration recognized on the acquisition date was estimated as $1.2 million, and was based on projected earnings of the acquired company.

The following table summarizes the provisional allocation at the consideration to the fair value of the tangible and intangible assets acquired and liabilities assumed as of the acquisitions date (In thousands):

Cash and cash equivalents	27
Working capital, net	(2,176)
Fixed assets	655
Intangible assets	2,200
Other liabilities	(750)
Goodwill	4,691
Long term deferred tax	(352)
Total Fair Value	4,295
Contingent consideration in respect of acquisition classified as liability	(422)
Share settled contingent consideration in respect of acquisition classified as equity	(773)
Cash Paid	(3,100)

Pro forma results of operations have not been presented because the acquisition was not material to the Company’s results of operations

Satlink Communications Ltd.

On June 8, 2015 the Company has acquired 100% of the common stocks of Satlink Communications Ltd; an Israel-based global provider of content distribution, management and playout services.

The initial accounting for the business combination is not complete because the evaluations necessary to assess the fair values of certain net assets acquired and the amount of goodwill to be recognized are still in process. The provisional amounts are subject to revision until the evaluations are completed to the extent that additional information is obtained about the facts and circumstances that existed as of the acquisition date. Any changes to the fair value assessments will affect the acquisition-date fair value of goodwill.

The following table summarizes the provisional allocation at the consideration to the fair value of the tangible and intangible assets acquired and liabilities assumed as of the acquisitions date (In thousands):

Cash and cash equivalents	1,397
Working capital, net	(6,887)
Fixed assets	8,725
Other liabilities	(217)
Intangible assets	750
Long term deferred tax	(270)
Goodwill	15,550

Total Fair Value	19,048
Cash Paid	(19,048)

The Company’s management believes that the goodwill represents the synergies expected from significant costs savings in the content management and distribution segment, which will enhance the Company’s overall profitability

The following unaudited pro forma information presents the combined results of operations as if the acquisition had been completed on January 1, 2014, the beginning of the comparable prior annual reporting period. The unaudited pro forma results include amortization associated with preliminary estimates for the acquired intangible assets.

The unaudited pro forma results do not reflect any cost saving synergies from operating efficiencies or the effect of the incremental costs incurred in integrating the two companies. Accordingly, these unaudited pro forma results are presented for informational purpose only and are not necessarily indicative of what the actual results of operations of the combined company would have been if the acquisition had occurred at the beginning of the period presented, nor are they indicative of future results of operations of the combined company would have been if the acquisition had occurred at the beginning of the period presented, nor are they indicative of future results of operations:

	Year ended December 31
	2014	2015
Pro form revenues	161,983	152,531
Pro forma net income	3,766	5,644